UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 1999
                                                ---------------------

Check here if Amendment (    ) ;   Amendment Number:
                                                     ----------------
This Amendment (Check only one.) :        (     )    is a restatement.
                                          (     )    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Harding, Loevner Management, L.P.
             -----------------------------------------------
Address:     50 Division Street
             -----------------------------------------------
             Suite 401
             -----------------------------------------------
             Somerville, NJ  08876
             -----------------------------------------------

Form 13F File Number: 28 - 4434
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  David R. Loevner
       ------------------------------------------------------------------------
Title: President of HLM Holdings, Inc., GP of Harding, Loevner Management, L.P.
       ------------------------------------------------------------------------
Phone: 908-218-7900
       ------------------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ David R. Loevner                  Somerville, NJ           February 3, 2000
-------------------------------       --------------           ----------------
(Signature)                           (City, State)                 (Date)

Report Type  (Check only one.):

(  X )       13F HOLDINGS REPORT. (Check here is all holdings of this
             reporting manager are reported in this report.)

(    )       13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported y other reporting manager(s).)

(    )       13F COMBINATION REPORT. (Check here is a portion of the holdings for this reporting managere are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:              0
                                                --------------------------

Form 13F Information Table Entry Total:         44
                                                --------------------------

Form 13F Information Table Value Total:         $310,635,102
                                                --------------------------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file numbers (s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

"NONE"

FORM 13F                        Report for Quarter Ended December 31, 1999
Name of Reporting Manager:  HARDING, LOEVNER MANAGEMENT, L.P.
13F File No.:  28-4434
-------------------------------------------------------------------------------


        Item 1:           Item 2:     Item 3:       Item 4:       Item 5:
                                                  Fair Market    Shares or
                         Title of                 -----------  --------------
   Name Of Issuer         Class        CUSIP         Value     Principal Amt.
   --------------       ---------  -----------    -----------  --------------


AIR PRODUCTS & CHEMICALS   COM     009158 10 6      1,282,087          38,200
ALLIED CAPITAL CORP        COM     01903Q 10 8      3,511,019         191,728
AMERICAN INTERNATIONAL
GROUP                      COM     026874 10 7      2,949,109          27,275
BAXTER INTL INC            COM     071813 10 9      2,458,356          39,138
BP AMOCO                   ADR     055622 10 4      3,843,450          64,800
BRITISH TELECOM            ADR     111021 40 8        452,200           1,900
CBS CORPORATION            COM     12490K 10 7      2,889,975          45,200
CHASE MANHATTAN BANK       COM     16161A 10 8        233,062           3,000
CISCO SYSTEMS INC.         COM     17275R 10 2        417,787           3,900
COLGATE PALMOLIVE CO.      COM     194162 10 3      3,250,000          50,000
CORNING INC.               COM     219350 10 5        567,325           4,400
DOVER CORP                 COM     260003 10 8      2,119,012          46,700
ERICSSON CLASS B ADR    SPONSORED
                           ADR     294821 40 0     22,695,031         345,500
EXXON MOBILE               COM     30231G 10 2      3,496,412          43,400
FEDERAL NATIONAL MTG.
ASSOC.                     COM     313586 10 9      1,567,181          25,100
GENERAL ELECTRIC CO        COM     369604 10 3        278,550           1,800
GLAXO WELLCOME PLC  SPONSORED ADR  37733W 10 5     17,988,677         321,945
GRUPO TELEVISA SA DE
CV                  SPONSORED ADR  40049J 20 6     17,430,026         255,385
HEWLETT PACKARD CO         COM     428236 10 3      2,024,750          17,800
HONEYWELL INTERNATIONAL    COM     438516 10 6      3,455,481          59,900
IMPERIAL OIL LTD ADR     COM NEW   453038 40 8     21,873,255       1,011,480
INTEL CORP                 COM     458140 10 0      3,555,900          43,200
INTERNATIONAL BUSINESS
MACHS                      COM     459200 10 1      3,486,951          32,324
LUXOTTICA GROUP ADR SPONSORED ADR  55068R 20 2     19,710,745       1,122,320
MCI WORLDCOM INC.          COM     55268B 10 6      1,170,028          22,050
MICROSOFT                  COM     594918 10 4        326,900           2,800
ORACLE CORP                COM     68389X 10 5      2,947,244          26,300
PFIZER                     COM     717081 10 3      1,719,187          53,000
QUINTILES TRANSNATIONAL
CORP.                      COM     748767 10 3      1,906,125         102,000
ROYAL DUTCH PETE
CO ADR             NY REG GLD1.25  780257 80 4     38,516,539         635,980
ROYCE MICRO-CAP TR INC     COM     780915 10 4        567,603          63,067
SAP AG ADRs                ADR     803054 20 4     15,792,639         303,340
SCHLUMBERGER LTD           COM     806857 10 8      3,396,685          60,520
SMARTFORCE ADR      SPONSORED ADR  124853 30 0     24,574,930         733,580
SONY CORP           SPONSORED ADR  835699 30 7     49,649,010         174,360
SUMMIT BANCORPORATION      COM     866005 10 1        306,954          10,023
SUN MICROSYSTEMS           COM     866810 10 4      2,679,337          34,600
TELEFONOS de MEXICO        ADR     879403 78 0     16,035,750         142,540
THERMO ELECTRON            COM     883556 10 2      1,477,500          98,500
TYCO INTERNATIONAL         COM     902124 10 6      2,152,800          55,200
US WEST                    COM     91273H 10 1        727,200          10,100
WELLS FARGO                COM     949746 10 1      2,127,012          52,600
WISCONSIN CENT TRANSN
CORP                       COM     976592 10 5        885,531          65,900
WRIGLEY WM. JR. CO.        COM     982526 10 5      2,139,787          25,800
                TOTAL                             310,635,102

                                   Item 6:                  Item 7:             Item 8:
                            Investment Discretion                            Voting Auth.
                            ---------------------                            ------------
                      (a) Sole (b) Shared (c)Shared Other  Managers  (a) Sole (b) Shared (c) None
                      -------- ---------- ---------------  --------  -------- ---------- --------


AIR PRODUCTS & CHEMICALS  X                                              X
ALLIED CAPITAL CORP       X                                              X
AMERICAN INTERNATIONAL
GROUP                     X                                              X
BAXTER INTL INC           X                                              X
BP AMOCO                  X                                              X
BRITISH TELECOM           X                                              X
CBS CORPORATION           X                                              X
CHASE MANHATTAN BANK      X                                              X
CISCO SYSTEMS INC.        X                                              X
COLGATE PALMOLIVE CO.     X                                              X
CORNING INC.              X                                              X
DOVER CORP                X                                              X
ERICSSON CLASS B ADR      X                                              X
EXXON MOBILE              X                                              X
FEDERAL NATIONAL MTG.
ASSOC.                    X                                              X
GENERAL ELECTRIC CO       X                                              X
GLAXO WELLCOME PLC        X                                              X
GRUPO TELEVISA SA DE
CV                        X                                              X
HEWLETT PACKARD CO        X                                              X
HONEYWELL INTERNATIONAL   X                                              X
IMPERIAL OIL LTD ADR      X                                              X
INTEL CORP                X                                              X
INTERNATIONAL BUSINESS
MACHS                     X                                              X
LUXOTTICA GROUP           X                                              X
MCI WORLDCOM INC.         X                                              X
MICROSOFT                 X                                              X
ORACLE CORP               X                                              X
PFIZER                    X                                              X
QUINTILES TRANSNATIONAL
CORP.                     X                                              X
ROYAL DUTCH PETE
CO ADR                    X                                              X
ROYCE MICRO-CAP TR INC    X                                              X
SAP AG ADRs               X                                              X
SCHLUMBERGER LTD          X                                              X
SMARTFORCE ADR            X                                              X
SONY CORP                 X                                              X
SUMMIT BANCORPORATION     X                                              X
SUN MICROSYSTEMS          X                                              X
TELEFONOS de MEXICO       X                                              X
THERMO ELECTRON           X                                              X
TYCO INTERNATIONAL        X                                              X
US WEST                   X                                              X
WELLS FARGO               X                                              X
WISCONSIN CENT TRANSN
CORP                      X                                              X
WRIGLEY WM. JR. CO.       X                                              X
